CREDIT FROM BANKING INSTITUTIONS	12 Months Ended
Dec. 31, 2019
Debt Disclosure [Abstract]
CREDIT FROM BANKING INSTITUTIONS
NOTE 11	-	CREDIT FROM BANKING INSTITUTIONS

A.	Short term loans:

	US dollars
	December 31,
(in thousands)	2019	2018

Short-term loans - linked to the Colombian Pezo	-	599
Short-term loans - linked to the Mexican Pezo	-	1,526
Current maturities of long-term loan (note 11B)	18,110	8,350
Others	-	84
	18,110	10,559

B.	Long term loan:

In August 2018, the company signed on Loan Agreement (the “Loan agreement”) with commercial Israeli bank (the “Bank”) under which the company has received an amount of approximately $81.7 million (296 million Nis) (the “Loan”) from the bank for a period of 5-years that bears an annual interest rate of Prime rate (as of December 31, 2019 the prime rate was 1.75%) + 0.53%. In December 2018 the company repaid to the bank in an early repayment an amount of approximately $8.0 million (30 million NIS).

According to the loan agreement the company is obligated to comply with the following covenants (the “Loan Covenants”):

•	Equity to total assets Ratio - The Ratio will not be less than 30%.
•        Total equity - Total equity will not be less than $15 million.
•	Net debt to EBITDA Ratio - The Ratio will not exceed 4.
•        EBITDA - EBITDA will not be less than $10 million.

The company is required to maintain such covenants on a quarterly basis

Upon noncompliance with any of the above mention covenants, the bank shall have the right to demand immediate repayment of the remaining balance of the loan.

During 2019 and as of December 31, 2019, the company was in compliance with the Loan Covenants.

C.	Maturity dates:

US dollars
December 31,
(in thousands)	2019

First year - current maturities	18,110
Second year	18,110
Third year	18,110
Fourth year	13,583
67,913

D.      Lines of credit:

Unutilized short-term lines of credit of the Group as of December 31, 2019, aggregated to US$ 4.1 million.